NET LOSS PER SHARE (Details Narrative) - shares	13 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Equity Shares Used In Computing Earnings Per Equity Share
Diluted (in Shares)	156,258,509	24,995,371